UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette
Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:   August 31

Date of reporting period:  August 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
California Tax-Free
Income Fund

8.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of Keith F. Hartstein, President and Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund's investments
page 10

Financial statements
page 19

Trustees & officers
page 36

For more information
page 41


To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund's Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company's executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds' open-end and closed-end funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute
(ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

As you may have read, John Hancock recently entered into an agreement with GMO, a Boston-based institutional money manager, to acquire eight of its mutual funds. In addition, we are in the process of adding five "Lifestyle Portfolio" funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds' commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,


/S/ KEITH F. HARTSTEIN

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO's views as of August 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks a
high level of current
income, consistent
with preservation of
capital, that is
exempt from federal
and California per-
sonal income taxes.
In pursuing this
goal, the Fund nor-
mally invests at least
80% of its assets in
securities of any
maturity exempt
from federal and
California personal
income tax.

Over the last twelve months

* Municipal bonds rallied, outpacing the broad taxable bond market; California municipal bonds posted better results than the general municipal market.

* The Fund's performance was due to favorable security selection and greater interest rate sensitivity.

* Top-performing sectors included tobacco, education and transportation bonds.

[Bar chart with heading "John Hancock California Tax-Free Income Fund." Under the heading is a note that reads "Fund performance for the year ended August 31, 2005." The chart is scaled in increments of 4% with 0% at the bottom and 8% at the top. The first bar represents the 6.24% total return for Class A. The second bar represents the 5.35% total return for Class B. The third bar represents the 5.35% total return for Class C. A note below the chart reads "Total returns for Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

Top 10 holdings

 4.5%   Foothill/Eastern Transportation Corridor Agency, 1-1-34, 6.000%
 3.7%   Santa Ana Financing Auth, 7-1-24, 6.250%
 3.7%   Sacramento Power Auth, 7-1-22, 6.000%
 2.9%   San Bernardino, County of, 8-1-17, 5.500%
 2.8%   Puerto Rico Aqueduct and Sewer Auth, 7-1-11, 9.120%
 2.2%   California, State of, 3-1-16, 6.824%
 2.1%   Puerto Rico, Commonwealth of, 7-1-15, 6.500%
 1.9%   Santa Clara County Financing Auth, 5-15-17, 5.500%
 1.8%   California, State of, 4-1-29, 4.750%
 1.7%   Puerto Rico, Commonwealth of, 7-1-18, 7.300%

As a percentage of net assets on August 31, 2005.

BY DIANNE SALES, CFA, AND BARRY EVANS, CFA, PORTFOLIO MANAGERS

MANAGERS'
REPORT

JOHN HANCOCK
California Tax-Free
Income Fund

Municipal bonds continued to perform well during the year ended August 31, 2005, outpacing the broad taxable bond market. The Lehman Brothers Municipal Bond Index returned 5.31% for the 12-month period, while the broad Lehman Brothers U.S. Aggregate Bond Index returned 4.15%.

The U.S. economy grew at a solid rate over the past year, reflecting resilient consumer spending, increasing capital expenditures and improving job growth. In view of this steady growth, the Federal Reserve raised short-term interest rates eight times during the 12-month period, increasing its federal funds rate target from 1.5% to 3.5%. Short-term bond yields rose in concert with the Fed rate hikes, but longer-term yields remained relatively low. Despite a dramatic swing in oil prices, long-term bond investors grew confident that the Fed's measured approach would keep inflation in check.

Lower-rated municipal bonds outperformed higher-quality issues during the one-year period. A combination of strong demand from yield-hungry investors, improving credit quality and a declining supply of lower-grade bonds contributed to their outperformance. As a result, the gap between the yields of high-quality and lower-quality bonds compressed significantly during the 12-month period.

"Municipal bonds continued
 to perform well during the
 year ended August 31, 2005,
 outpacing the broad taxable
 bond market."

California

California municipal bonds outperformed the national municipal market; the Lehman Brothers California Municipal Bond Index returned 6.24%. Marked improvement in the state's fiscal situation contributed positively to the performance of California municipal bonds. The healthy economy provided a lift to tax revenues, enabling the state to meet its aggressive budget projections. Local municipalities also benefited as continued strength in the housing market boosted property tax revenues. In addition, both state and local governments reduced interest costs by proactively refinancing a significant amount of higher-yielding debt.

[Photos of Dianne Sales and Barry Evans flush right next to first paragraph.]

Although the state has made excellent progress in its recovery -- which was rewarded with a modest credit-rating upgrade in mid-2005 -- there is still work to be done. We believe California's broad and diverse economy could easily support an even higher credit rating, but we also recognize that the state faces persistent budgetary challenges in the next year or two. Further improvement in the state's credit quality is dependent on making the necessary structural adjustments to get its fiscal house in order.

Fund performance

For the year ended August 31, 2005, John Hancock California Tax-Free Income Fund's Class A, Class B and Class C shares posted total returns of 6.24%, 5.35% and 5.35%, respectively, at net asset value. By comparison, the average California municipal debt fund returned 5.88%, according to Lipper, Inc.,1 and the Lehman Brothers Municipal Bond Index returned 5.31%. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

"The best-performing sector in
 the portfolio was tobacco..."

The key to the Fund's performance was our continued emphasis on yield and individual security selection. Diligent credit research enabled us to identify attractively valued securities with above-average yields and strong total-return prospects. Greater interest rate sensitivity also proved valuable as longer-term bonds rallied during the period.

Tobacco bonds smoked

The best-performing sector in the portfolio was tobacco bonds backed by the proceeds from a legal settlement between the state of California (in concert with 45 other states) and the major tobacco companies. The Fund's tobacco holdings, which gained more than 28% as a group, comprised about 5% of the portfolio throughout the one-year period.

Tobacco bonds benefited from a series of favorable litigation outcomes and the addition of another tobacco company to the settlement agreement. In addition, as their yields declined, tobacco bonds became candidates for refinancing -- California was the first state to pre-refund some of its tobacco bonds, further elevating the sector's returns. In a pre-refunding, a municipality issues new bonds and invests the proceeds in Treasury securities until needed to pay off the older bonds. The Treasury-bond backing typically enhances the credit quality of the old bonds, which in turn has a positive impact on their value.

[Table at top left-hand side of page entitled "Sector Distribution2." The first listing is General obligation 15%, the second is Revenue bonds - Transportation 14%, the third Revenue bonds - Correctional facilities 10%, the fourth Revenue bonds - Health 9%, the fifth Revenue bonds - Special tax 8%, the sixth Revenue bonds - Water & sewer 7%, the seventh Revenue bonds - Tobacco 7%, the eighth Revenue bonds - Electric 5%, the ninth Revenue bonds
- Tax allocation 5%, the tenth Revenue bonds - Leasing contracts 4%, the eleventh Revenue bonds - Education 4%, the twelfth Revenue bonds - Housing 2%, the thirteenth Revenue bonds - Certificate of participation 2%, and the fourteenth Revenue bonds - All other revenue 7%.]

Tobacco bonds have been the performance leaders in the portfolio for the past two years. Nonetheless, we believe that these securities continue to provide attractive relative value, and we plan to maintain exposure to this segment of the municipal market.

Education and land-based bonds posted strong gains

Other sectors of the portfolio that fared well during the period included education bonds, whose structure allowed them to benefit substantially from falling interest rates. In addition, some of the state university system bonds issued under the California State Public Works program received a credit-rating upgrade along with all other state-issued bonds.

[Pie chart at middle of page with heading "Portfolio diversification2." The chart is divided into three sections (from top to left): Revenue bonds 84%, General obligation bonds 15% and Short-term investments & other 1%. ]

The portfolio's special-tax bonds, which typically finance real estate and other land-based transactions, enjoyed another period of strong returns. The booming California real-estate market and high investor demand for yield enhanced the performance of the portfolio's land-based bonds. However, we have been selective in adding to this sector because we do not want to invest in developments that would falter if the economy weakens. Our emphasis remains on properties located in solid employment centers.

[Table at top of page entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Period's performance...and what's behind the numbers." The first listing is Tobacco-related bonds followed by an up arrow with the phrase "Benefited from favorable litigation outcomes and refinancing." The second listing is Lower-quality bonds followed by an up arrow with the phrase "Boosted by improving credit quality and increased demand." The third listing is Shorter-term bonds followed by a down arrow with the phrase "Declined as the Fed raised short-term interest rates."]

Outlook

The aftereffects of Hurricane Katrina are likely to dampen economic growth in the coming months, which could lead the Fed to slow the pace of its rate hikes. However, we would also expect a slower economy to restrain overall inflation despite potential increases in the prices of oil and other commodities. These are all factors that bode well for the bond market.

"Municipal bonds are attractively
 valued relative to other segments of
 the bond market."

Municipal bonds are attractively valued relative to other segments of the bond market. As of August 31, 2005, the yield on a 30-year, AAA-rated general obligation bond was 99% of the yield on a Treasury bond of comparable maturity. This relative yield relationship provides strong value for the tax-exempt investor and should sustain the healthy demand for municipal securities by attracting non-traditional investors to the municipal market.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on August 31, 2005.

A LOOK AT
PERFORMANCE

For the period ended
August 31, 2005

                                           Class A      Class B      Class C
Inception date                            12-29-89     12-31-91       4-1-99

Average annual returns with maximum sales charge (POP)
One year                                      1.50%        0.35%        4.35%
Five years                                    4.66         4.43         4.73
Ten years                                     5.56         5.40           --
Since inception                                 --           --         4.01

Cumulative total returns with maximum sales charge (POP)
One year                                      1.50         0.35         4.35
Five years                                   25.60        24.19        26.02
Ten years                                    71.75        69.26           --
Since inception                                 --           --        28.70

SEC 30-day yield as of August 31, 2005
                                              4.01         3.35         3.35

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 4.50%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares' CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund's current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund's Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund's income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund's performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF
$10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we've shown the same investment in the Lehman Brothers Municipal Bond Index.

                                          Lehman
                                        Brothers
             Cum Value    Cum Value    Municipal
               of $10K      of $10K         Bond
Plot Date     (No Load)     (W/Load)       Index

8-31-95        $10,000       $9,500      $10,000
9-30-95         10,057        9,605       10,063
2-29-96         10,642       10,163       10,487
8-31-96         10,758       10,274       10,524
2-28-97         11,278       10,771       11,064
8-31-97         11,803       11,272       11,497
2-28-98         12,432       11,873       12,076
8-31-98         12,900       12,319       12,491
2-28-99         13,189       12,595       12,818
8-31-99         12,914       12,333       12,563
2-29-00         12,834       12,256       12,533
8-31-00         13,680       13,064       13,399
2-28-01         14,294       13,651       14,100
8-31-01         14,947       14,274       14,770
2-28-02         15,062       14,384       15,064
8-31-02         15,623       14,920       15,692
2-28-03         15,997       15,277       16,219
8-31-03         15,699       14,992       16,184
2-29-04         16,897       16,136       17,240
8-31-04         16,930       16,168       17,335
2-28-05         17,442       16,656       17,750
8-31-05         17,985       17,175       18,255

[Line chart with the heading "GROWTH OF $10,000." Within the chart are three lines. The first line represents the Lehman Brothers Municipal Bond Index and is equal to $18,255 as of August 31, 2005. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock California Tax-Free Income Fund Class A, without sales charge
(NAV), and is equal to $17,985 as of August 31, 2005. The third line represents the value of the same hypothetical investment made in the John Hancock California Tax-Free Income Fund Class A, with sales charge (POP), and is equal to $17,175 as of August 31, 2005.]

                                     Class B 1    Class C 1
Period beginning                     8-31-95       4-1-99
California Tax-Free Income Fund      $16,926      $12,870
Index                                 18,255       14,222

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund's Class B and Class C shares, respectively, as of August 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance. It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class A              $1,031.30                  $4.47
Class B               1,026.90                   8.82
Class C               1,026.90                   8.82

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|                  / $1,000.00 = 8.6 | X $|                  | =  actual
|    $8,600.00    /                  |    |    from table    |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on February 28, 2005, with the same investment held until August 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 2-28-05          on 8-31-05          ended 8-31-05 1

Class A              $1,020.80                  $4.45
Class B               1,016.50                   8.77
Class C               1,016.50                   8.77

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.88%, 1.73% and 1.73% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
August 31, 2005

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund's cash position, are listed last.

                                                     Interest     Maturity     Credit     Par value
State, issuer, description                               rate     date         rating (A)     (000)           Value
Tax-exempt long-term bonds 98.95%                                                                      $341,996,125
(Cost $307,587,627)

California 87.94%                                                                                       303,932,420
ABAG Finance Authority for Nonprofit Corps,
Rev Cert of Part Nat'l Ctr for Int'l
Schools Proj (G)                                        7.375%    05-01-18     BB+           $4,300       4,452,822
Rev San Diego Hosp Assn Ser 2001A                       6.125     08-15-20     BBB+           2,000       2,196,740
Anaheim Public Financing Auth,
Rev Lease Cap Apprec Sub Pub Imp Proj
Ser 1997C                                                Zero     09-01-18     AAA            3,000       1,732,140
Anaheim, City of,
Rev Ref Cert of Part Reg
Convention Ctr (P)                                     10.090     07-16-23     AAA            2,000       2,308,440
Antioch Public Financing Auth,
Rev Ref Reassessment Sub Ser 1998B (G)                  5.850     09-02-15     BB+            1,400       1,494,612
Belmont Community Facilities District,
Rev Spec Tax Dist No. 2000 1 Library
Proj Ser 2004A                                          5.750     08-01-24     Aaa            1,000       1,226,110
California County Tobacco
Securitization Agency,
Rev Asset Backed Bond Fresno County
Fdg Corp                                                6.000     06-01-35     BBB            1,765       1,890,139
Rev Asset Backed Bond Kern County
Corp Ser 2002A                                          6.125     06-01-43     BBB            5,000       5,391,150
Rev Asset Backed Bond Stanislaus Fdg
Ser 2002A                                               5.500     06-01-33     Baa3           1,000       1,036,370
California Department of
Water Resources,
Rev Pwr Supply Ser 2002A                                5.375     05-01-21     BBB+           4,000       4,376,600

See notes to
financial statements.


10


FINANCIAL STATEMENTS

                                                     Interest     Maturity     Credit     Par value
State, issuer, description                               rate     date         rating (A)     (000)           Value
California (continued)
California Educational Facilities Auth,
Rev Ref Pooled College & Univ Financing
Ser 1993B                                               6.125%    06-01-09     Baa2             $20         $20,111
Rev Univ of San Diego Ser 2002A                         5.500     10-01-32     A1             1,435       1,542,309
California Health Facilities Financing Auth,
Rev Catholic Healthcare West
Ser 2004G                                               5.250     07-01-23     A-             1,000       1,060,840
Rev Ref Cedars Sinai Med Ctr                            5.000     11-15-34     A3             3,000       3,100,110
Rev Ref Insd de Las Companas
Ser 1995A                                               5.750     07-01-15     AAA            2,000       2,044,580
Rev Ref Insd Hlth Facil-Small Facil
Ser 1994B                                               7.500     04-01-22     A              1,595       1,632,068
California Infrastructure & Economic
Development Bank,
Rev J David Gladstone Inst Proj                         5.250     10-01-34     A-             1,000       1,041,700
Rev Kaiser Hosp Asst I LLC Ser 2001A                    5.550     08-01-31     A+             3,000       3,214,830
California Pollution Control Financing Auth,
Rev Poll Control Pacific Gas & Electric
Ser 1996A                                               5.350     12-01-16     AAA            1,000       1,088,890
Rev Poll Control Southern Calif Edison Co               6.900     12-01-17     BBB+             500         500,405
Rev Poll Control Southern Calif Edison Co
Ser 1985A                                               2.000     03-01-08     BBB+           1,500       1,488,435
Rev Solid Waste Disposal Keller Canyon
Landfill Co Proj                                        6.875     11-01-27     BB-            2,000       2,030,000
California Rural Home Mortgage Finance Auth,
Rev Single Family Mtg Backed Sec's Prog
Ser 1996A                                               7.750     05-01-27     AAA               10          10,061
Rev Single Family Mtg Backed Sec's Prog
Ser 1996A                                               7.550     11-01-26     AAA               15          15,088
California State Economic Recovery Auth,
Gen Oblig Unltd Ser 2004B                               5.000     07-01-23     AA-            2,000       2,102,780
California State Public Works Board,
Rev Lease Dept of Corrections Ser 1996A                 5.500     01-01-15     AAA            5,145       5,292,764
Rev Lease Dept of Corrections Ser 1996A                 5.250     01-01-21     AAA            4,500       4,531,950
Rev Lease Dept of Corrections Ser 2003C                 5.500     06-01-18     A-             5,000       5,578,100
Rev Ref Lease Dept of Corrections State
Prisons Ser 1993A                                       5.000     12-01-19     AAA            5,000       5,493,800
Rev Ref Lease Various Univ of Calif Projs
Ser 1993A                                               5.500     06-01-21     AA-            1,250       1,251,438

See notes to
financial statements.


11


FINANCIAL STATEMENTS

                                                     Interest     Maturity     Credit     Par value
State, issuer, description                               rate     date         rating (A)     (000)           Value
California (continued)
California Statewide Communities
Development Auth,
Rev Cert of Part Catholic
Healthcare West                                         6.500%    07-01-20     A-            $4,365      $4,896,482
Rev Ref Cert of Part Univ Corp Calif
State Univ                                              6.000     04-01-26     AAA            1,620       1,662,703
California Statewide Financing Auth,
Rev Tobacco Settlement Asset Backed
Bond 2002A                                              6.000     05-01-37     Baa3           2,500       2,675,850
Rev Tobacco Settlement Asset Backed
Bond 2002B                                              6.000     05-01-37     Baa3           4,000       4,281,360
California, State of,
Gen Oblig Unltd                                         5.125     04-01-23     A              2,000       2,156,000
Gen Oblig Unltd                                         5.125     11-01-24     A              3,500       3,751,685
Gen Oblig Unltd (P)                                     2.210     05-01-34     AA             2,400       2,400,000
Gen Oblig Unltd Ref (P)                                 6.824     03-01-16     AAA            6,255       7,470,221
Gen Oblig Unltd Ref                                     4.750     04-01-29     AAA            6,000       6,111,000
Capistrano Unified School District,
Rev Spec Tax Cmty Facil Dist
No. 90 2 (G)                                            6.000     09-01-33     BB               750         804,060
Rev Spec Tax Cmty Facil Dist
No. 90 2 (G)                                            5.875     09-01-23     BB               500         537,765
Rev Spec Tax Cmty Facil Dist
No. 92 1 (G)                                            7.100     09-01-21     AA             2,090       2,271,579
Rev Spec Tax Cmty Facil Dist
No. 98 2 (G)                                            5.750     09-01-29     BB+            2,470       2,758,150
Carson, City of,
Rev Spec Assessment Imp Bond
Act of 1915 Dist No. 2001 1 (G)                         6.375     09-02-31     BB+            1,375       1,434,565
Center Unified School District,
Gen Oblig Unltd Ref Cap Apprec
Ser 1997C                                                Zero     09-01-16     AAA            2,145       1,369,625
Contra Costa County Public Financing Auth,
Rev Ref Lease Various Cap
Facil Ser 1999 A                                        5.000     06-01-28     AAA            3,000       3,109,020
Corona Community Facilities District,
Rev Special Tax Escrow 97 2 (G)                         5.875     09-01-23     BB+            1,385       1,450,968
Costa Mesa Public Financing Auth,
Rev Local Agency Ser 1991A (G)                          7.100     08-01-21     BBB              200         202,386
Culver City Redevelopment Finance Auth,
Rev Ref Tax Alloc Sub Ser 1999B (G)                     6.200     11-01-18     BBB-           2,000       2,032,920

See notes to
financial statements.


12


FINANCIAL STATEMENTS

                                                     Interest     Maturity     Credit     Par value
State, issuer, description                               rate     date         rating (A)     (000)           Value
California (continued)
Del Mar Race Track Auth,
Rev Ref Ser 1996 (G)                                    6.200%    08-15-11     BBB           $1,865      $1,957,485
Rev Ref Ser 1996 (G)                                    6.000     08-15-06     BBB              500         514,135
Rev Ref Ser 2005 (N)                                    5.000     08-15-25     BBB-           1,000       1,047,110
Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec                               Zero     01-15-25     BBB-           6,615       2,186,853
Rev Ref Toll Rd Cap Apprec                               Zero     01-15-36     BBB-          30,000       5,068,500
Rev Ref Toll Rd Sr Lien Ser 1995A                       6.500     01-01-32     AAA            1,665       1,746,335
Rev Ref Toll Rd Sr Lien Ser 1995A                       6.000     01-01-34     AAA           14,775      15,400,721
Fresno Joint Powers Financing Auth,
Rev Ref Ser 1994A                                       6.550     09-02-12     BBB+           1,500       1,518,195
Fresno, City of,
Rev Swr Ser A 1                                         5.250     09-01-19     AAA            1,000       1,145,750
Fullerton Community Facilities District,
Rev Spec Tax Amerige Heights
Dist No. 1 (G)                                          6.200     09-01-32     BB             1,000       1,062,510
Golden State Tobacco Securitization Corp,
Rev Asset Backed Bond Ser 2003A                         6.250     06-01-33     BBB            3,000       3,348,360
Rev Asset Backed Bond Ser 2003B                         5.375     06-01-28     A-             3,000       3,287,070
Irvine, City of,
Rev Meadows Mobile Home Park
Ser 1998A (G)                                           5.700     03-01-28     BBB-           3,975       4,077,515
Irwindale Community Redevelopment Agency,
Rev Ref Tax Alloc Sub Lien
Ind'l Dev Proj (G)                                      7.050     06-01-26     BBB            2,750       2,891,790
Laguna Salada Union School District,
Gen Oblig Unltd Ser 2000C                                Zero     08-01-26     AAA            1,000         389,420
Lancaster School District,
Rev Ref Cert of Part Cap Apprec                          Zero     04-01-19     AAA            1,730         960,911
Rev Ref Cert of Part Cap Apprec                          Zero     04-01-22     AAA            1,380         659,957
Lee Lake Water District,
Rev Spec Tax Cmty Facil Dist No. 2
Montecito Ranch (G)                                     6.125     09-01-27     BB             1,200       1,250,508
Long Beach, City of,
Rev Ref Harbor Ser 1998A                                6.000     05-15-18     AAA            2,660       3,124,649
Rev Spec Tax Cmty Facil
Dist No. 6 Pike (G)                                     6.250     10-01-26     BB-            2,500       2,616,075

See notes to
financial statements.


13


FINANCIAL STATEMENTS

                                                     Interest     Maturity     Credit     Par value
State, issuer, description                               rate     date         rating (A)     (000)           Value
California (continued)
Los Angeles Community Facilities District,
Rev Spec Tax No. 3 Cascades Business
Park Proj (G)                                           6.400%    09-01-22     BB+           $1,000      $1,051,340
Los Angeles Community Redevelopment
Rev MultiFamily Grand Central Square
Ser 1993A                                               5.850     12-01-26     BBB-           2,000       2,001,660
Los Angeles Unified School District,
Gen Oblig Unltd Election of 1997
Ser 2002E                                               5.500     07-01-17     AAA            1,500       1,699,350
Millbrae, City of,
Rev Magnolia of Milbrae
Proj Ser 1997A (G)                                      7.375     09-01-27     BB             2,500       2,564,750
New Haven Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1998B                     Zero     08-01-22     AAA           14,200       5,882,634
Northern California Transmission Agency,
Rev Ref Calif-Oregon Transm Proj
Ser 1990A                                               7.000     05-01-13     AAA              100         120,328
Orange Cove Irrigation District,
Rev Ref Cert of Part Rehab Proj                         5.000     02-01-17     AAA            2,045       2,102,117
Orange, County of,
Rev Ref Cert of Part Recovery Ser 1996A                 5.800     07-01-16     AAA            2,000       2,088,420
Rev Spec Assessment Imp Bond Act 1915
Ltd Oblig (G)                                           5.750     09-02-33     BB+            1,570       1,615,593
Rev Spec Tax Cmty Facil Dist No. 1 Ladera
Ranch Ser 2000A (G)                                     6.250     08-15-30     BB+            1,000       1,070,110
Paramount Unified School District,
Gen Oblig Unltd Cap Apprec Bonds
Ser 2001B                                                Zero     09-01-25     AAA            4,735       1,923,594
Pasadena, City of,
Cert of Part Ref Old Pasadena
Parking Facil Proj                                      6.250     01-01-18     AA-            1,100       1,282,314
Poway, City of,
Rev Ref Cmty Facil Dist
No. 88 1 Pkwy Business Ctr (G)                          6.750     08-15-15     BB             1,000       1,099,610
Rancho Santa Fe Community
Services District,
Rev Spec Tax Cmty Facil Dist No. 1 (G)                  6.700     09-01-30     BB             1,000       1,055,500
Redondo Beach Public Financing Auth,
Rev South Bay Center Redevel Proj (G)                   7.000     07-01-16     BBB+             950         988,675

See notes to
financial statements.


14


FINANCIAL STATEMENTS

                                                     Interest     Maturity     Credit     Par value
State, issuer, description                               rate     date         rating (A)     (000)           Value
California (continued)
Riverside County Asset Leasing Corp,
Rev Leasehold Linked Ctfs Riverside
County Ser 1993A                                        6.500%    06-01-12     A+            $1,000      $1,160,320
Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)                                           6.250     01-01-30     BB+            5,000       5,268,300
Sacramento County Sanitation District,
Rev Ref Ser 2000A                                       5.875     12-01-27     AA             1,500       1,525,560
Sacramento Municipal Utility District,
Rev Ref Electric Ser 2001P                              5.250     08-15-21     AAA            1,000       1,085,490
Sacramento Power Auth,
Rev Cogeneration Proj                                   6.000     07-01-22     BBB           12,000      12,553,200
San Bernardino, County of,
Rev Cert of Part Cap Facil Proj Ser 1992B               6.875     08-01-24     AAA              350         468,307
Rev Ref Cert of Part Med Ctr Fin Proj                   5.500     08-01-17     AAA            8,750       9,893,800
San Bruno Park School District,
Gen Oblig Unltd Cap Apprec Ser 2000B                     Zero     08-01-21     AAA            1,015         505,338
Gen Oblig Unltd Cap Apprec Ser 2000B                     Zero     08-01-23     AAA            1,080         485,730
San Diego County Water Auth,
Rev Ref Cert of Part Inverse Floater (P)                9.007     04-23-08     AAA            1,000       1,136,000
Rev Ref Cert of Part Inverse Floater (P)                9.007     04-22-09     AAA              400         470,816
San Diego Redevelopment Agency,
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)                                            Zero     09-01-17     BB             1,600         877,184
Rev Ref Tax Alloc Cap Apprec
Ser 1999B (G)                                            Zero     09-01-18     BB             1,700         872,967
Rev Ref Tax Alloc City Heights Proj
Ser 1999A (G)                                           5.800     09-01-28     BB             1,395       1,438,622
Rev Tax Alloc City Heights Proj
Ser 1999A (G)                                           5.750     09-01-23     BB             1,000       1,034,220
San Diego Unified School District,
Gen Oblig Unltd Cap Apprec Ser 1999A                     Zero     07-01-21     AAA            2,500       1,249,225
Gen Oblig Unltd Election of 1998
Ser 2000B                                               5.000     07-01-25     AAA            2,450       2,647,078
San Francisco City & County
Redevelopment Agency,
Rev Cmty Facil Dist No. 6
Mission Ser 2001A (G)                                   6.000     08-01-25     BB             2,500       2,638,175
Rev Spec Tax Cmnty Facil Dist No. 6
Ser 2005A (G)                                           5.150     08-01-35     BB             1,250       1,267,000

See notes to
financial statements.


15


FINANCIAL STATEMENTS

                                                     Interest     Maturity     Credit     Par value
State, issuer, description                               rate     date         rating (A)     (000)           Value
California (continued)
San Francisco State Building Auth,
Rev Ref Lease Dept of Gen Serv
Ser 1993A                                               5.000%    10-01-13     A-            $2,145      $2,343,713
San Joaquin Hills Transportation
Corridor Agency,
Rev Ref Toll Rd Conv Cap Apprec
Ser 1997A Step Coupon
(5.750%, 01-15-07) (O)                                   Zero     01-15-21     BB             5,000       4,730,600
Rev Toll Rd Sr Lien                                      Zero     01-01-14     AAA            5,000       3,656,700
Rev Toll Rd Sr Lien                                      Zero     01-01-22     AAA            6,500       3,270,410
San Marcos Public Facilities Auth,
Rev Sub Tax Increment Proj Area 3
Ser 1999A (G)                                           6.000     08-01-31     BB             1,305       1,452,295
San Mateo County Joint Power Auth,
Rev Ref Lease Cap Proj Prog                             5.000     07-01-21     AAA            1,815       2,028,553
Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg Facil
Ser 1994A                                               6.250     07-01-19     AAA            1,790       2,210,292
Rev Lease Police Admin & Hldg Facil
Ser 1994A                                               6.250     07-01-24     AAA           10,000      12,622,700
Rev Ref Mainplace Proj Ser 1998D (G)                    5.600     09-01-19     BBB-           1,000       1,111,140
Santa Clara County Financing Auth,
Rev Ref Lease Multiple Facil Projs
Ser 2000B                                               5.500     05-15-17     AAA            6,000       6,616,560
Santa Margarita Water District,
Rev Spec Tax Cmty Facil
Dist No. 99 1 (G)                                       6.000     09-01-30     BB+              500         536,725
Santaluz Community Facilities District,
Rev Spec Tax Dist No. 2
Imp Area No. 1 (G)                                      6.375     09-01-30     BB             1,495       1,526,829
Southern California Home
Financing Auth,
Rev Single Family GNMA & FNMA Mtg
Backed Secs Ser 1992A                                   6.750     09-01-22     AAA               25          25,000
Southern California Public Power Auth,
Rev Ref Southern Transm Proj                             Zero     07-01-13     AAA            4,400       3,288,956

See notes to
financial statements.


16


FINANCIAL STATEMENTS

                                                     Interest     Maturity     Credit     Par value
State, issuer, description                               rate     date         rating (A)     (000)           Value
California (continued)
Tobacco Securitization Authority of
Northern California,
Rev Asset Backed Bond Ser 2001A                         5.375%    06-01-41     BBB           $1,000      $1,025,890
Torrance, City of,
Rev Ref Hosp Torrance
Mem Med Ctr Ser 2001A                                   5.500     06-01-31     A+             2,000       2,122,980
Tustin Unified School District,
Rev Spec Tax Cmty Facil Dist No. 97 1                   6.375     09-01-35     AAA            1,000       1,115,750
Vallejo Sanitation and Flood Control District,
Rev Ref Cert of Part                                    5.000     07-01-19     AAA            2,500       2,786,050
West Covina Redevelopment Agency,
Rev Ref Cmty Facil Dist Fashion
Plaza Proj                                              6.000     09-01-22     AA             3,000       3,562,380

Florida 0.79%                                                                                             2,751,400
Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2002A (G)                                          10.000     10-01-33     BB             2,500       2,751,400

Puerto Rico 10.22%                                                                                       35,312,305
Puerto Rico Aqueduct and Sewer Auth,
Rev Ref Inverse Floater (Gtd) (P)                       9.120     07-01-11     AAA            7,500       9,530,100
Puerto Rico Highway &
Transportation Auth,
Rev Ref Ser 1996Z                                       6.250     07-01-14     AAA            3,250       3,929,380
Rev Ref Ser 1998A                                       5.000     07-01-38     AAA            5,000       5,256,800
Puerto Rico Ind'l, Tourist, Ed'l,
Med & Environmental Control Facilities
Financing Auth,
Rev Hosp de La Concepcion
Ser 2000A                                               6.500     11-15-20     AA               500         569,835
Puerto Rico Public Finance Corp,
Rev Commonwealth Approp Ser 2002E                       5.700     08-01-25     BBB-           2,500       2,760,100
Puerto Rico, Commonwealth of,
Gen Oblig Unltd                                         6.500     07-01-15     BBB            6,000       7,280,040
Gen Oblig Unltd Ser 975 (P)                             7.300     07-01-18     Aaa            5,000       5,986,050

See notes to
financial statements.


17


FINANCIAL STATEMENTS

                                                                           Interest       Par value
Issuer, description, maturity date                                             rate            (000)          Value
Short-term investments 0.27%                                                                               $935,000
(Cost $935,000)

Joint Repurchase Agreement 0.27%                                                                            935,000
Investment in a joint repurchase agreement
transaction with Morgan Stanley --
Dated 8-31-05, due 9-1-05 (secured
by U.S. Treasury Inflation Indexed
Note 1.875%, due 7-15-13)                                                     3.550%           $935         935,000

Total investments 99.22%                                                                               $342,931,125

Other assets and liabilities, net 0.78%                                                                  $2,696,502

Total net assets 100.00%                                                                               $345,627,627


(A) Credit ratings are unaudited and are rated by Moody's Investors Service or Fitch where Standard & Poor's ratings are not available, unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(N) This security having an aggregate value of $1,047,110 or 0.30% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of such securities are fixed at trade date, although the Fund does not earn any interest on such securities until settlement date. The Fund has instructed its custodian bank to segregate assets with a current value at least equal to the amount of its when-issued commitment. Accordingly, the market value of $1,146,585 of Foothill/Eastern Transportation Corridor Agency, 6.000%, 1-1-34 has been segregated to cover the when-issued commitment.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

August 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $308,522,627)                         $342,931,125
Cash                                                                       63
Receivable for shares sold                                             57,304
Interest receivable                                                 4,257,586
Other assets                                                           94,666

Total assets                                                      347,340,744

Liabilities
Payable for investments purchased                                   1,037,990
Payable for shares repurchased                                        263,296
Dividends payable                                                      40,443
Payable to affiliates
Management fees                                                       171,482
Distribution and service fees                                           8,629
Other                                                                  18,266
Other payables and accrued expenses                                   173,011

Total liabilities                                                   1,713,117

Net assets
Capital paid-in                                                   315,740,327
Accumulated net realized loss on investments
and swap contracts                                                 (4,560,077)
Net unrealized appreciation of investments                         34,408,498
Accumulated net investment income                                      38,879

Net assets                                                       $345,627,627

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($306,275,074 [DIV] 27,633,844 shares)                         $11.08
Class B ($32,450,924 [DIV] 2,928,053 shares)                           $11.08
Class C ($6,901,629 [DIV] 622,716 shares)                              $11.08

Maximum offering price per share
Class A 1 ($11.08 [DIV] 95.5%)                                         $11.60

1 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
August 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses)
for the period
stated.

Investment income
Interest                                                          $19,136,507

Total investment income                                            19,136,507

Expenses
Investment management fees                                          1,931,969
Class A distribution and service fees                                 460,238
Class B distribution and service fees                                 374,354
Class C distribution and service fees                                  70,061
Transfer agent fees                                                   154,002
Miscellaneous                                                         100,824
Custodian                                                              86,466
Accounting and legal services fees                                     83,356
Professional fees                                                      48,062
Printing                                                               41,560
Trustees' fees                                                         21,259
Registration and filing fees                                           13,074
Interest                                                                6,715

Total expenses                                                      3,391,940
Less expense reimbursements                                              (185)

Net expenses                                                        3,391,755

Net investment income                                              15,744,752

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments                                                         1,278,225
Swap contracts                                                     (1,882,862)

Change in net unrealized appreciation (depreciation) of
Investments                                                         5,136,423
Swap contracts                                                        906,726

Net realized and unrealized gain                                    5,438,512

Increase in net assets from operations                            $21,183,264

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                      Year               Year
                                                     ended              ended
                                                   8-31-04            8-31-05
Increase (decrease) in net assets
From operations

Net investment income                          $16,929,825        $15,744,752

Net realized gain (loss)                           704,505           (604,637)
Change in net unrealized
appreciation (depreciation)                      9,643,079          6,043,149

Increase in net assets resulting
from operations                                 27,277,409         21,183,264

Distributions to shareholders
From net investment income
Class A                                        (14,521,794)       (13,877,944)
Class B                                         (1,897,914)        (1,376,242)
Class C                                           (300,970)          (256,995)
                                               (16,720,678)       (15,511,181)
From Fund share transactions                   (24,356,932)       (17,981,803)

Net assets
Beginning of period                            371,737,548        357,937,347

End of period 1                               $357,937,347       $345,627,627

1 Includes accumulated net investment income of $39,250 and $38,879, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                         8-31-01 1     8-31-02 1,2     8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                                   $10.69        $11.11          $11.06      $10.60      $10.91
Net investment income 3                                 0.54          0.54            0.53        0.52        0.51
Net realized and unrealized
gain (loss) on investments                              0.42         (0.06)          (0.47)       0.30        0.16
Total from
investment operations                                   0.96          0.48            0.06        0.82        0.67
Less distributions
From net investment income                             (0.54)        (0.53)          (0.52)      (0.51)      (0.50)
Net asset value, end of period                        $11.11        $11.06          $10.60      $10.91      $11.08
Total return 4 (%)                                      9.26 5        4.52 5          0.48        7.84        6.24

Ratios and supplemental data
Net assets, end of period
(in millions)                                           $331          $347            $308        $308        $306
Ratio of expenses
to average net assets (%)                               0.80          0.84            0.84        0.83        0.86
Ratio of adjusted expenses
to average net assets 6 (%)                             0.82          0.84              --          --          --
Ratio of net investment income
to average net assets (%)                               5.01          4.95            4.79        4.72        4.59
Portfolio turnover (%)                                    14            15              18          21          13

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS B SHARES

Period ended                                         8-31-01 1     8-31-02 1,2     8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                                   $10.69        $11.11          $11.06      $10.60      $10.91
Net investment income 3                                 0.46          0.45            0.44        0.42        0.41
Net realized and unrealized
gain (loss) on investments                              0.42         (0.06)          (0.47)       0.31        0.16
Total from
investment operations                                   0.88          0.39           (0.03)       0.73        0.57
Less distributions
From net investment income                             (0.46)        (0.44)          (0.43)      (0.42)      (0.40)
Net asset value, end of period                        $11.11        $11.06          $10.60      $10.91      $11.08
Total return 4 (%)                                      8.45 5        3.67 5         (0.37)       6.93        5.35

Ratios and supplemental data
Net assets, end of period
(in millions)                                            $80           $65             $55         $43         $32
Ratio of expenses
to average net assets (%)                               1.55          1.65            1.69        1.69        1.71
Ratio of adjusted expenses
to average net assets 6 (%)                             1.67          1.69              --          --          --
Ratio of net investment income
to average net assets (%)                               4.26          4.14            3.95        3.87        3.75
Portfolio turnover (%)                                    14            15              18          21          13

See notes to
financial statements.

FINANCIAL HIGHLIGHTS


CLASS C SHARES

Period ended                                         8-31-01 1     8-31-02 1,2     8-31-03     8-31-04     8-31-05
Per share operating performance
Net asset value,
beginning of period                                   $10.69        $11.11          $11.06      $10.60      $10.91
Net investment income 3                                 0.45          0.45            0.43        0.42        0.41
Net realized and unrealized
gain (loss) on investments                              0.42         (0.06)          (0.47)       0.31        0.16
Total from
investment operations                                   0.87          0.39           (0.04)       0.73        0.57
Less distributions
From net investment income                             (0.45)        (0.44)          (0.42)      (0.42)      (0.40)
Net asset value, end of period                        $11.11        $11.06          $10.60      $10.91      $11.08
Total return 4 (%)                                      8.34 5        3.64 5         (0.37)       6.93        5.35

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $4            $8              $9          $7          $7
Ratio of expenses
to average net assets (%)                               1.65          1.69            1.69        1.69        1.71
Ratio of adjusted expenses
to average net assets 6 (%)                             1.67          1.69              --          --          --
Ratio of net investment income
to average net assets (%)                               4.16          4.10            3.93        3.87        3.74
Portfolio turnover (%)                                    14            15              18          21          13

1 Audited by previous auditor.

2 As required, effective 9-1-01 the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, relating to the amortization of premiums and accretion of discounts on debt securities. The effect of this change on per share amounts for the year ended 8-31-02 was to increase net investment income per share by $0.01, increase net realized and unrealized losses per share by $0.01 and, had the Fund not made these changes to amortization and accretion, the ratio of net investment income to average net assets would have been 4.88%, 4.07% and 4.03% for Class A, Class B and Class C shares, respectively. Per share ratios and supplemental data for the periods prior to 9-1-01 have not been restated to reflect this change in presentation.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock California Tax-Free Income Fund (the "Fund") is a non-diversified open-end management investment company registered under the Investment Company Act of 1940. (The Fund was diversified prior to September 7, 2004.) The Fund seeks a high level of current income, consistent with the preservation of capital, that is exempt from federal and California personal income taxes. Since the Fund invests primarily in California issuers, the Fund may be affected by political, economic or regulatory developments in the state of California.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward commitment" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond the customary settlement date.

Discount and premium
on securities

The Fund accretes discount and amortizes premium from par value on securities from either the date of issue or the date of purchase over the life of the security.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2005.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund's portfolio against interest rate fluctuations or to enhance the Fund's income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund records changes in the value of the swaps as unrealized gains or loss es on swap contracts. Accrued interest receivable or payable on the swap contracts is recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty's ability to perform under the contract, and may decline in value if the counterparty's creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund had no interest rate swap contracts open on August 31, 2005.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to fed eral income tax on taxable in come that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $3,168,360 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carry for ward expires as follows: August 31, 2006 -- $339,297, August 31, 2008 -- $968,588, August 31, 2011 -- $1,269,779 and
August 31, 2012 -- $590,696. Net capital losses of $949,916, that are attributable to security transactions incurred after October 31, 2004, are treated as arising on September 1, 2005, the first day of the Fund's next taxable year.

Interest and distributions

Interest income on investment securities is recorded on the accrual basis.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2004, the tax character of distributions paid was as follows: ordinary income $88,951 and $16,631,727 exempt income. During the year ended August 31, 2005, the tax character of distributions paid was as follows: ordinary income $22,959 and $15,488,222 exempt income. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2005, the components of distributable earnings on a tax basis included $146,769 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.50% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has an agreement with its custodian bank under which custody fees are reduced by balance credits applied during the year. Accordingly, the expense reductions related to custody fee offsets amounted to $185, which had no impact on the Fund's ratio of expenses to average net assets, for the year ended August 31, 2005. If the Fund had not entered into this agreement, the assets not invested, on which these balance credits were earned, could have produced taxable income.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.15% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2005, JH Funds received net up-front sales charges of $250,259 with regard to sales of Class A shares. Of this amount, $33,013 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $203,385 was paid as sales commissions to unrelated broker-dealers and $13,861 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2005, CDSCs received by JH Funds amounted to $42,660 for Class B shares and $272 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class's average daily net asset values, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total monthly transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended August 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $83,356. The Fund also paid the Adviser the amount of $364 for certain publishing services, included in the printing fees and the amount of $5,135 for certain compliance costs, included in the miscellaneous expenses.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as an affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.


                                  Year ended 8-31-04            Year ended 8-31-05
                              Shares          Amount        Shares          Amount
Class A shares
Sold                       2,600,800     $28,211,100     1,835,453     $20,153,842
Distributions reinvested     750,912       8,150,608       689,490       7,582,188
Repurchased               (4,120,760)    (44,765,031)   (3,151,735)    (34,610,300)
Net decrease                (769,048)    ($8,403,323)     (626,792)    ($6,874,270)

Class B shares
Sold                         187,844      $2,038,740        85,824        $944,688
Distributions reinvested      98,139       1,065,569        64,621         710,249
Repurchased               (1,583,501)    (17,204,330)   (1,131,286)    (12,430,218)
Net decrease              (1,297,518)   ($14,100,021)     (980,841)   ($10,775,281)

Class C shares
Sold                          42,843        $463,748       129,415      $1,420,917
Distributions reinvested      19,754         214,347        12,434         136,593
Repurchased                 (234,550)     (2,531,683)     (171,648)     (1,889,762)
Net decrease                (171,953)    ($1,853,588)      (29,799)      ($332,252)

Net decrease              (2,238,519)   ($24,356,932)   (1,637,432)   ($17,981,803)


Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended August 31, 2005, aggregated $46,134,842 and $67,077,944, respectively.

The cost of investments owned on August 31, 2005 including short-term investments, for federal income tax purposes, was $307,180,610. Gross unrealized appreciation and depreciation of investments aggregated $35,767,788 and $17,273, respectively, resulting in net unrealized appreciation of $35,750,515. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the accretion of discounts on debt securities.

Note E
Reclassification
of accounts

During the year ended August 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $2,713, a decrease in accumulated net investment income of $233,942 and an increase in capital paid-in of $231,229. This represents the amounts necessary to report these balances on a tax basis, exclud ing certain temporary differences, as of August 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus account ing principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation, accretion of discounts on debt securities. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 24,723,343 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                 WITHHELD
                              FOR               AUTHORITY
----------------------------------------------------------
James F. Carlin               24,483,702          239,641
Richard P. Chapman, Jr.       24,487,828          235,515
William H. Cunningham         24,475,436          247,907
Ronald R. Dion                24,481,243          242,100
Charles L. Ladner             24,488,401          234,942
Dr. John A. Moore             24,492,622          230,721
Patti McGill Peterson         24,460,756          262,587
Steven R. Pruchansky          24,481,243          242,100
James A. Shepherdson*         24,483,702          239,641

* Mr. James A. Shepherdson resigned effective July 15, 2005.

Change in
Independent Auditor
(unaudited)

Based on the recommen dation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund's Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ending August 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosure or audit scope, which, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees and Shareholders of John Hancock
California Tax-Free Income Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock California Tax-Free Income Fund (the "Fund"), including the schedule of investments as of August 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended August 31, 2004 and 2005 and the financial highlights for each of the years in the three-year period ended August 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended August 31, 2002, were audited by other auditors whose report dated October 4, 2002, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at August 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2005, and the results of its operations and the changes in its net assets and its financial highlights for the respective stated periods is in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 7, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2005.

None of the 2005 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.85% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 3.60%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Board Consideration
of and Continuation
of Investment
Advisory Agreement:
John Hancock
California Tax-Free
Income Fund

Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") requires the Board of Trustees (the "Board") of John Hancock California Tax-Free Income Fund (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Trustees"), annually to review and consider the continuation of the investment advisory agreement (the "Advisory Agreement") with John Hancock Advisers, LLC (the "Adviser") for the Fund.

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board's Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the "Universe") selected by Lipper Inc. ("Lipper"), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the "Peer Group"), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (v) breakpoints in the Fund's and the Peer Group's fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser's record of compliance with applicable laws and regulations, with the Fund's investment policies and restrictions, and with the Fund's Code of Ethics and the structure and responsibilities of the Adviser's compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory
Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund's benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a repre sentative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was higher than or not appreciably below the median and average performance of its Universe and the performance of its benchmark indexes, the Lipper California Municipal Debt Funds Index and the Lehman Municipal Bond Index, for the time periods under review.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the "Advisory Agreement Rate"). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund's total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than the Peer Group's but higher than Universe's median total operating expense ratio. The Board also noted that the most significant contributor to such difference was the Fund's other non-management fees. The Board favorably considered the Adviser's commitment to developing initiatives designed to reduce its overall fees and expenses.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund's overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund's ability to appropriately benefit from economies of scale under the Fund's fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board's understanding that most of the Adviser's costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential "fall-out" or ancillary benefits received by the Adviser and its affiliates as a result of the Adviser's relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser's and the Fund's policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.


Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Ronald R. Dion, Born: 1946                                                                  1998                53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ's Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940                                                                 1994                53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       2005                53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           1989                148
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


36


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1989                148
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner, 2 Born: 1938                                                             1994                148
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore, 2 Born: 1939                                                                 2005                53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,2 Born: 1943                                                          2005                53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            1994                53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee 3

James R. Boyle, Born: 1959                                                                  2005                148
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).


37


Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
Keith F. Hartstein, Born: 1956                                                                                  2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, John Hancock Advisers, LLC (the
"Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC ("John Hancock Funds"); Director, President and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp.");
Director, John Hancock Signature Services, Inc.; President, John Hancock Trust;
Chairman and President, NM Capital Management, Inc. (NM Capital) (since
2005); Chairman, Investment Company Institute Sales Force Marketing
Committee (since 2003); Executive Vice President, John Hancock Funds
(until 2005).

William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds; Assistant Treasurer of each of the John
Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947                                                                                2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments --
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments -- Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955                                                                                      2005
Executive Vice President and Chief Financial Officer
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign Asset
Management Corp., the Berkeley Financial Group, LLC and John Hancock Funds,
LLC (since 2005); Vice President and General Manager, Fixed Annuities, U.S.
Wealth Management (until 2005); Vice President, Operations, Manulife Wood
Logan (July 2000 thru September 2004).


The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

-------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    International Fund
                    Large Cap Equity Fund
                    Large Cap Select Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

-------------------------------------------------------
Allocation          Allocation Growth + Value Portfolio
                    Allocation Core Portfolio

-------------------------------------------------------
Sector              Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

-------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

-------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

-------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve

-------------------------------------------------------

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet   www.jhfunds.com

Mail       Regular mail:                       Express mail:
           John Hancock                        John Hancock
           Signature Services, Inc.            Signature Services, Inc.
           1 John Hancock Way, Suite 1000      Mutual Fund Image Operations
           Boston, MA 02217-1000               380 Stuart Street
                                               Boston, MA 02116

Phone      Customer service representatives    1-800-225-5291
           24-hour automated information       1-800-338-8080
           TDD line                            1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
California Tax-Free Bond Fund.


5300A   8/05
       10/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, August 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $33,750 for the fiscal year ended August 31, 2004 and $35,000 for the fiscal year ended August 31, 2005. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended August 31, 2004 and fiscal year ended August 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $2,250 for the fiscal year ended August 31, 2004 and $2,400 for the fiscal year ended August 31, 2005. The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended August 31, 2004 and fiscal year ended August 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended August 31, 2004 and August 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended August 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $20,550 for the fiscal year ended August 31, 2004, and $67,400 for the fiscal year ended August 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Richard P. Chapman, Jr.
Charles L. Ladner
Patti McGill Peterson

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August
recommend nominees to the registrant's Board of Trustees.   A copy of the
procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: October 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: October 27, 2005


By: /s/ John G. Vrysen
    -------------------------------------
    John G. Vrysen
    Executive Vice President and Chief Financial Officer

Date: October 27, 2005